Operating Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	Six months ended
	June 30, 2024	June 30, 2023
Time charters and bareboat charters	$476,853	$485,053
Voyage charters	22,902	—
Total Revenue	$499,755	$485,053